Events Occurring After the Reporting Date (Details Narrative)	May 05, 2020 NZD ($) shares	Apr. 30, 2020 NZD ($) shares	Apr. 28, 2020 NZD ($) shares	Apr. 24, 2020 NZD ($) shares	Apr. 15, 2020 NZD ($)	Apr. 13, 2020 NZD ($) shares	Feb. 12, 2020 NZD ($)	Feb. 05, 2020 NZD ($) shares	May 05, 2020 $ / shares	Apr. 30, 2020 $ / shares	Apr. 28, 2020 $ / shares	Apr. 24, 2020 $ / shares	Apr. 13, 2020 $ / shares	Mar. 12, 2020 NZD ($)	Feb. 12, 2020 $ / shares	Feb. 05, 2020 $ / shares	Jan. 31, 2020 NZD ($)	Jan. 31, 2019 NZD ($)
Disclosure of non-adjusting events after reporting period [line items]
Promissory notes outstanding																	$ 35,122,000	$ 19,005,000
Notional amount																	19,700,000
Loan Facility [Member] | Bank of New Zealand [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount																	$ 1,345,000	$ 20,000,000
Events occurring after reporting date [Member] | US [Member] | Securities Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares, value					$ 1,500,000
Discount and expenses					$ 1,600,000
Events occurring after reporting date [Member] | US [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion price per share | $ / shares															$ 4.00
Events occurring after reporting date [Member] | US [Member] | Private Placement [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares, value							$ 3,000,000
Discount and expenses							$ 3,170,000
Rights to exchange warrant, percentage							5.00%
Promissory notes outstanding							$ 2,000,000
Debt interest rate							20.00%
Debt maturity							February 11, 2022
Prepaying premium, percentage							25.00%
Events occurring after reporting date [Member] | Convertible Promissory Note dated December 19, 2019 [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion, converted instrument, shares issued | shares								384,221
Debt conversion price per share | $ / shares																$ 0.5856
Debt conversion, converted instrument, amount								$ 225,000
Events occurring after reporting date [Member] | Loan Facility [Member] | Bank of New Zealand [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount														$ 16,700,000
Value of guarantees and financial instruments														$ 1,345,000
Events occurring after reporting date [Member] | Investor Note [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from debt		$ 750,000
Events occurring after reporting date [Member] | Investor Note [Member] | US [Member] | Holder [Member] | Securities Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Rights to exchange warrant, percentage					5.00%
Debt maturity					April 30, 2020
Payments on borrowing					$ 750,000
Remaining payable borrowing amount					$ 750,000
Events occurring after reporting date [Member] | Note [Member] | Holder [Member] | Securities Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt interest rate					20.00%
Debt maturity					April 14, 2022
Prepaying premium, percentage					25.00%
Events occurring after reporting date [Member] | Convertible Promissory Note dated October 4, 2019 [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion, converted instrument, shares issued | shares	255,306	590,394	415,031	414,872		411,929
Debt conversion price per share | $ / shares									$ 0.31335	$ 0.31335	$ 0.31335	$ 0.31335	$ 0.30345
Debt conversion, converted instrument, amount	$ 80,000	$ 185,000	$ 130,050	$ 130,000		$ 125,000